5. Goodwill and Indefinite-Lived Intangible Assets (Details - Goodwill) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Beginning Balance	$ 3,283,379	$ 3,283,379
No chages	0	0
Ending Balance	$ 3,283,379	$ 3,283,379